Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Allowance for Credit Losses [Abstract]
Allowance for credit losses	¥ (89,688)	$ (12,821)	¥ (89,688)
Add: written off	89,688	12,821
Total accounts receivable, net			¥ (89,688)